Document and Entity Information	Jun. 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 05, 2025
Entity Registrant Name	BREAD FINANCIAL HOLDINGS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-15749
Entity Tax Identification Number	31-1429215
Entity Address Address Line 1	3095 LOYALTY CIRCLE
Entity Address City Or Town	COLUMBUS
Entity Address State Or Province	OH
Entity Address Postal Zip Code	43219
City Area Code	614
Local Phone Number	729-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BFH
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001101215